Related party transactions (Details Narrative)			6 Months Ended				12 Months Ended
	May 13, 2022 shares	Oct. 09, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2020 CAD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 USD ($) $ / shares shares		Jun. 30, 2020 USD ($) shares		Jun. 30, 2020 USD ($) $ / shares		Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Number of shares issued | shares	10,416,667	5,572,980
Number of stock options, Granted | shares			435,000	[1],[2]	435,000	[1],[2]	1,037,977	[3]			7,532,659	[4],[5]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.55	[1],[2]			$ 0.34	[3]			$ 0.56	[4],[5]
David Wiens [Member]
Related Party Transaction [Line Items]
Related party transactions							$ 276,315
Service expense payable							$ 108,335		$ 108,335
Number of stock options, Granted | shares							1,037,977
Number of vested stock option shares | shares							273,271
Number of option vested | shares							764,706		764,706
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							5 years
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares									$ 0.335
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value							$ 204,213
Share-Based Payment Arrangement, Expense							204,213
John Ryan [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 13,500								$ 51,500
Wayne Parsons [Member]
Related Party Transaction [Line Items]
Related party transactions			71,390				120,127				136,045
Hugh Aird [Member]
Related Party Transaction [Line Items]
Related party transactions			18,223								9,774
Richard Williams [Member]
Related Party Transaction [Line Items]
Related party transactions			78,201				179,605				134,927
Due to Related Parties			$ 45,000				108,719		$ 108,719		121,161		$ 121,161
Promissory note											75,000		75,000
Debt issue costs											15,000		$ 15,000
Richard Williams [Member] | August 2020 Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			214,286		214,286
Deemed price | $ / shares			$ 0.67
Settlement of debt			$ 56,925
Sam Ash [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 125,000				250,000				60,000
Service expense payable							62,500		$ 62,500
Sam Ash [Member] | August 2020 Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			77,143		77,143
Deemed price | $ / shares			$ 0.67
Settlement of debt			$ 20,000
Pam Saxton [Member]
Related Party Transaction [Line Items]
Related party transactions			7,000				37,669
Cassandra Joseph [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 11,290				$ 37,494
Shareholder [Member] | August 2020 Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			300,000		300,000
Deemed price | $ / shares			$ 0.67
Settlement of debt			$ 77,696		$ 105,000
Key Management Personnel [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities															$ 825,776	$ 171,223

[1]	On October 30, 2020, 235,000 stock options were issued to a former director. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.50. The stock options vested immediately and expire on December 31, 2022. The grant date fair value of the options was estimated at $46,277. The vesting of these options resulted in stock-based compensation of $46,277 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $32,651 for the year ended December 31, 2021, $20,259 for the six months ended December 31, 2020, and $nil for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On February 19, 2021,
[4]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $531,925 for the year ended December 31, 2021, $403,456 for the six months ended December 31, 2020 and $162,855 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[5]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $50,909 for the year ended December 31, 2021, $74,949 for the six months ended December 31, 2020 and $309,211 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.